MATERIAL ACCOUNTING POLICIES - Disclosure of detailed information about estimated useful life or depreciation rate (Details)	12 Months Ended
Dec. 31, 2024
Building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	4.00%
Depreciation method of property, plant and equipment	declining-balance
Production equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	20.00%
Depreciation method of property, plant and equipment	declining-balance
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Depreciation method of property, plant and equipment	straight-line
Prototypes [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	2 years
Depreciation method of property, plant and equipment	straight-line